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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01920

                                  Stralem Fund
               (Exact name of registrant as specified in charter)

                  645 Madison Ave, 6th floor, New York NY 10022
              (Address of principal executive offices) (Zip code)
          _____________________________________________________________
                     (Name and address of agent for service)

Registrant's telephone number, including area code:212-888-8123

Date of fiscal year end: December 31, 2003

Date of reporting period: June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. REPORTS TO STOCKHOLDERS.

      Stralem Fund
      Semi-Annual Report
                                  STRALEM FUND

                              Stralem BALANCED Fund
                               Stralem Equity Fund


                              FINANCIAL STATEMENTS

                                  JUNE 30, 2003

                                   (unaudited)

STRALEM FUND
-------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003
(unaudited)
                                                              Stralem      Stralem
                                                              Balanced      Equity
                                                               Fund          Fund
--------------------------------------------------------      --------     --------
ASSETS
Investments, at market value
  Common stocks                                            $ 24,166,264  $27,371,484
  United States Government obligations                       29,719,157           -
                                                            ----------    ----------
                                                             53,885,421   27,371,484

Receivable for shares sold                                      177,587       46,388
Interest and dividends receivable                               303,836       42,009
Due from broker                                               1,704,457    3,642,346
Cash and other                                                   14,379       13,307
                                                            ----------    ----------

                                                             56,085,680   31,115,534
                                                            ----------    ----------

LIABILITIES
  Covered call options written, at market value                  89,500      103,675
  Payable for shares reacquired                                   3,248            -
  Accrued expenses                                              141,949      115,967
                                                            ----------    ----------
                                                                234,697      219,642
                                                            ----------    ----------

Net assets applicable to outstanding shares of beneficial
interest                                                   $ 55,850,983  $30,895,892
                                                            ===========   ===========

Net asset value per share - based on 3,972,099 shares (Stralem Balanced Fund)
and 368,074 shares (Stralem Equity Fund) of beneficial interest outstanding
(offering price and redemption price)                          $14.06       $83.94
                                                               ======       ======

See notes to financial statements                                              2

STRALEM BALANCED FUND
-------------------------------------------------------------------------------



PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2003
(unaudited)

  Number of
 Shares/Face
   Value                                                                Market Value
-------------                                                           -------------
                 Common stocks (44.85%):
                   Computer Software and Service (4.67%):
  56,200           Microsoft Corp.                                     $  1,439,282
 *89,800           Oracle Corp.                                           1,079,396
                   Conglomerates (3.77%):
  28,700                  United Technologies Corporation                 2,032,821
                   Electrical Equipment (2.95%):
  55,500             General Electric Company                             1,591,740
                   Home Appliance (3.51%):
  29,700             Whirlpool Corp.                                      1,891,890
                   Insurance (7.09%):
  38,800             Loews Corporation                                    1,834,852
  40,700             MBIA, Inc.                                           1,984,125
                   Medical Supplies (3.64%):
  18,000             Johnson & Johnson                                      930,600
  21,500             Medtronic Inc.                                       1,031,355
                   Pharmaceuticals (6.30%):
  29,500             Abbott Laboratories                                  1,290,920
  18,000             Merck & Co, Inc.                                     1,089,900
  29,700             Pfizer Incorporated                                  1,014,255
                   Retail Building Supplies (6.58%):
  43,200             Home Depot, Inc                                      1,430,784
  49,200             Lowes Companies, Inc                                 2,113,140
                   Retail Stores (3.79%):
  38,000             Wal-Mart Stores, Inc                                 2,039,460
                   Semiconductor (2.55%):
  66,000             Intel Corp.                                          1,371,744
                                                                        -----------

                                                                         24,166,264
                                                                        -----------

                 United States Government obligations (55.15%):
                   Treasury bonds and notes (49.59%):
$  2,000,000         February 15, 2006; 5.625%
                                                                          2,213,125
$ 13,000,000         May 15, 2009; 5.5%                                  14,990,625
$  2,500,000         November 15, 2016; 7.5%                              3,401,563
$  4,500,000         August 15, 2022; 7.25%                               6,117,188

                   Treasury bills (5.56%):
$  3,000,000         August 28, 2003                                      2,996,656
                                                                        -----------

                                                                         29,719,157
                                                                        -----------


                 Total Portfolio (cost $41,090,917)                    $ 53,885,421
                                                                        ===========


*Nonincome producing

See notes to financial statements                                              3

STRALEM BALANCED FUND
-------------------------------------------------------------------------------



COVERED CALL OPTIONS WRITTEN
June 30, 2003
(unaudited)

Shares Subject
To Call                                                                  Market Value
---------------                                                          ------------
                 Common stock/Expiration Date/Exercise Price (100%):
   10,000              Intel Corp. July 2003 $20.00                       $   12,500
    4,500              Johnson & Johnson July 2003 $60.00                        225
   21,500              Medtronic Inc. August 2003 $50.00                      13,975
   10,000              Microsoft Corp. July 2003 $27.50                        1,500
   10,000              Microsoft Corp. July 2003 $30.00                          500
   19,000              Wal-Mart Stores, Inc. August 2003 $55.00               25,650
   19,000              Wal-Mart Stores, Inc. September 2003 $55.00            35,150
                                                                            ---------

Total (premiums received $126,962)                                        $   89,500
                                                                           =========




See notes to financial statements                                              4

STRALEM EQUITY FUND
-------------------------------------------------------------------------------


PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2003
(unaudited)

   Number of
     Shares                                                             Market Value
   ----------                                                           ------------

                 Common stocks (100.00%):
                   Computer Software and Service (6.38%):
  30,800             Microsoft Corp.                                     $  788,788
 *79,700             Oracle Corp.                                           957,994
                   Electrical Equipment (4.79%):
  45,700             General Electric Company                             1,310,676
                   Electric Utility (Central) (7.14%):
  44,300             Ameren Corp.                                         1,953,630
                   Electric Utility (East) (19.89%):
  44,700             Consolidated Edison, Inc.                            1,934,616
  32,700             Progress Energy, Inc                                 1,435,530
  66,600             Southern Co.                                         2,075,256
                   Gas Utilities (6.89%):
  53,200             KeySpan Corporation                                  1,885,940
                   Home Appliance (4.72%):
  20,300             Whirlpool Corp.                                      1,293,110
                   Insurance (9.39%):
  26,000             Loews Corporation                                    1,229,540
  27,500             MBIA, Inc.                                           1,340,625
                   Medical Supplies (4.79%):
  11,000             Johnson & Johnson                                      568,700
  15,500             Medtronic Inc.                                         743,535
                   Petroleum (8.55%):
  12,600             ChevronTexaco Corporation                              909,720
  42,600             Occidental Petroleum Corp.                           1,429,230
                   Pharmaceuticals (5.52%):
  12,100             Merck & Co, Inc.                                       732,655
  22,800             Pfizer Incorporated                                    778,620
                   Retail Building Supplies (8.81%):
  30,800             Home Depot, Inc                                      1,020,096
  32,400             Lowes Companies, Inc                                 1,391,580
                   Retail Stores (5.16%):
  26,300             Wal-Mart Stores, Inc.                                1,411,521
                   Semiconductor (2.02%):
  26,600             Intel Corp.                                            552,854
                   Tobacco and Food: (2.61%)
  15,700             Altria Group, Inc                                      713,408
                   Thrift (3.34%):
  18,000             Federal Home Loan Mortgage Corp.                       913,860
                                                                        -----------


                 Total Portfolio (cost $27,298,410)                    $ 27,371,484
                                                                        ===========

* Nonincome producing


See notes to financial statements                                              5

STRALEM EQUITY FUND
-------------------------------------------------------------------------------



COVERED CALL OPTIONS WRITTEN
June 30, 2003
(unaudited)


Shares Subject
To Call                                                                   Market Value
----------------                                                        --------------
                 Common stock/Expiration Date/Exercise Price (100%):
    3,500              Intel Corp. July 2003 $20.00                      $    4,375
    3,000              Johnson & Johnson July 2003 $60.00                       150
   15,500              Medtronic Inc. August 2003 $50.00                     10,075
    8,000              Microsoft Corp. July 2003 $27.50                       1,200
    8,000              Microsoft Corp. July 2003 $30.00                         400
   32,500              Progress Energy, Inc October 2003 $50                  6,500
   33,000              Southern Co. August $30                               51,150
   33,000              Southern Co. November $35                             11,550
    6,000              Wal-Mart Stores, Inc. August 2003 $55.00               8,100
    5,500              Wal-Mart Stores, Inc. September 2003 $55.00           10,175
                                                                          ----------

Total (premiums received $130,955)                                       $  103,675
                                                                          =========




See notes to financial statements                                              6

STRALEM FUND
-------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2003
(unaudited)

                                                              Stralem      Stralem
                                                              Balanced      Equity
                                                               Fund          Fund
                                                              --------     --------
Investment income:
  Interest                                                 $   722,723   $    8,136
  Dividends                                                    117,522      406,600
                                                            ----------    ----------

                                                               840,245      414,736
                                                            ----------    ----------

Expenses:
  Investment advisory                                          255,821      208,326
  Legal fees                                                    12,970       12,970
  Auditing fees                                                 10,860       10,875
  Administration expenses                                       12,398       17,738
  Directors' fees                                                  760          760
  Taxes                                                          3,258        1,086
  Miscellaneous                                                  4,751        3,834
                                                            ----------    ----------

                                                               300,818      255,589
                                                            ----------    ----------

Net investment income                                          539,427      159,147
                                                            ----------    ----------

Net realized gain (loss) from security transactions            634,631    (1,648,636)
Net increase in unrealized appreciation of investments       2,415,313    3,734,478
                                                            ----------    ----------

Net gain on investments                                      3,049,944    2,085,842
                                                            ----------    ----------

Net increase in net assets resulting from operations       $ 3,589,371   $2,244,989
                                                            ==========    =========



See notes to financial statements                                              7

STRALEM FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                             Stralem Balanced Fund      Stralem Equity Fund
                                             ---------------------      --------------------

                                             Six Months                 Six Months
                                              Ended      Year Ended       Ended      Year Ended
                                             June 30,   December 31      June 30,   December 31,
                                              2003        2002             2003         2002
                                             --------   -----------     ----------  -------------
                                            (unaudited)                (unaudited)
Operations:
  Net investment income                    $  539,427  $1,191,608    $  159,147   $  328,016
  Net realized gain (loss) from security
  transactions                                634,631      84,891    (1,648,636)  (4,116,386)
  Net increase (decrease) in unrealized
  appreciation of investments               2,415,313  (4,372,024)    3,734,478   (4,043,023)
                                           ----------  ----------    ----------   ----------

                                            3,589,371  (3,095,525)    2,244,989   (7,381,393)
                                           ----------  ----------    ----------   ----------

Distributions to shareholders:
  Investment income                                -   (1,172,787)           -      (318,533)
  Realized gains                                   -      (84,891)           -             -
                                           ----------  ----------    ----------   ----------
                                                   -   (1,257,678)           -      (318,533)
                                           ----------  ----------    ----------   ----------
Capital share transactions:
  Proceeds from shares sold                 6,789,536   5,552,605     2,866,200    5,702,031
  Proceeds from reinvestments of dividends  1,004,292   1,174,458       285,330      182,620
  Cost of shares redeemed                  (1,388,516) (7,647,412)   (1,009,420)  (3,993,376)
                                           ----------  ----------    ----------   ----------

                                            6,405,312    (920,349)    2,142,110    1,891,275
                                           ----------  ----------    ----------   ----------

Increase (decrease) in net assets           9,994,683  (5,273,552)    4,387,099   (6,258,651)
Net assets at January 1                    45,856,300  51,129,852    26,508,793   32,767,444
                                           ----------  ----------    ----------   ----------

Net assets at end of period               $55,850,983 $45,856,300   $30,895,892  $26,508,793
                                           ==========  ==========    ==========   ==========

Accumulated undistributed net investment
  income (loss) at end of period           $  782,864 $   243,437    $  148,649   $  (10,498)
                                           ==========  ==========    ==========   ==========

Number of Trust Shares:
  Sold                                        507,292     394,415        35,291       58,131
  Issued on reinvestment of dividends          76,314      82,476         3,585        1,840
  Redeemed                                   (105,058)   (566,064)      (13,311)     (46,135)
                                           ----------  ----------    ----------   ----------

  Net increase (decrease) in shares
  outstanding                                 478,548     (89,173)       25,565       13,836
                                           ==========  ==========    ==========   ==========


See notes to financial statements                                              8

STRALEM FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2003
(unaudited)


NOTE A - ORGANIZATION

Stralem Balanced Fund (the "Fund") and Stralem Equity Fund (the "Equity Fund") are separate operating series of Stralem Fund (the "Trust"), a Delaware business trust formed under the laws of the State of Delaware with authority to issue an unlimited number of shares (par value $0.01) of beneficial interest. The Fund's investment objective is to realize both income and capital appreciation to maximize total return. The Equity Fund's investment objective is long-term capital appreciation. The Equity Fund commenced operations on January 18, 2000. Prior to March 26, 2003, Stralem Balanced Fund was known as Stralem Fund.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

[1]   Security valuation:

      Investments in securities traded on a national exchange are valued at the last reported sales price on the last business day of the period. Securities traded over-the-counter are valued on the basis of the average of the last reported bid prices. United States Treasury bonds, notes and bills are valued at the mean between the last reported bid and asked prices. Call options written are valued at the last reported sales price of the day; if there are no trades in any business day, then they are valued at the average of the last reported bid and asked prices.

[2]   Federal income taxes:

      Each Fund intends to qualify as a regulated investment company as defined under the Internal Revenue Code and intends to distribute to its shareholders substantially all of its taxable income and capital gains. Therefore only nominal income tax provisions are required.

[3]   Use of estimates:

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

[4]   Other:

      Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Dividends to shareholders are recorded on the ex-dividend date.

      When an option is written, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments.

      Distributions to shareholders presented in the Statement of Changes in Net Assets represent their tax character.

STRALEM FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2003
(unaudited)

NOTE C - COVERED CALL OPTIONS WRITTEN

Transactions in options written during the six months ended June 30, 2003, were as follows:

                               Stralem Balanced Fund      Stralem Equity Fund
                               ---------------------      -------------------
                               Number of   Premiums       Number of  Premiums
                               Contracts   Received       Contracts  Received
                               ---------   --------       ---------  --------

    Options outstanding at         570     $  76,326         1,380   $130,803
      December 31, 2002

    ptions written               2,625      290,085          2,640    234,031
    ptions terminated in
    losing purchase
    ransactions                 (1,830)    (195,523)        (1,185)  (120,828)
    Options expired               (425)     (43,926)        (1,355)  (113,051)
                                ------    ---------       --------   ---------

    Options outstanding at
      June 30, 2003               940      $126,962          1,480   $130,955
                                =====      ========       ========   =========


NOTE D - RELATED PARTY TRANSACTIONS

The Fund has an investment advisory contract with Stralem & Company Incorporated (the "Investment Adviser") that provides for a quarterly fee of 1/4 of 1% (equivalent to approximately 1% annually) of the average weekly net asset value of the Fund for the first $50,000,000 of net asset value decreasing to a quarterly rate of .1875 of 1% for the next $50,000,000 and .125 of 1% thereafter (equivalent to approximately 3/4 of 1% and 1/2 of 1%, respectively, annually). In addition, the Fund reimburses the Investment Adviser for its expenses attributable to the administration of the Fund, including a proportionate part of the compensation of the employees of the Investment Adviser who perform services, other than investment advisory services, for the Fund. Such reimbursement is limited by the contract to $25,000 per annum.

The Equity Fund has an investment advisory contract with the Investment Adviser that provides for a quarterly fee of 1/4 of 1.50% (equivalent to approximately 1.50% annually) of the average weekly net asset value of the Fund for the first $100,000,000 of net asset value decreasing to quarterly rate .3125 of 1% for the next $100,000,000 and .25 of 1% thereafter (equivalent to approximately 1.25% and 1%, respectively, annually). In addition, the Equity Fund reimburses the Investment Adviser for its expenses attributable to the administration of the Equity Fund, including a proportionate part of the compensation of the employees of the Investment Adviser who perform services, other than investment advisory services, for the Equity Fund.

Certain officers and a trustee of the Trust are also officers of the Investment Adviser.

During the six months ended June 30, 2003, each Fund placed all of its brokerage transactions with the Investment Adviser, who in turn, executed these transactions with BNY Clearing Services, LLC, the Funds' custodian. During this period, the Fund's brokerage commissions amounted to approximately $30,000, of which approximately $21,000 was paid to the Investment Adviser and the Equity Fund's brokerage commissions amounted to approximately $22,000, of which approximately $13,000 was paid to the Investment Adviser.

STRALEM FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2003
(unaudited)

NOTE E - OTHER MATTERS

                                                      Stralem       Stralem
                                                     Balanced        Equity
                                                       Fund          Fund
                                                    ----------      -------

[1]  Unrealized appreciation at June 30, 2003       $13,251,078    $2,972,666
     Unrealized depreciation at June 30, 2003          (419,112)   (2,872,312)
                                                     ----------    -----------

     Net unrealized appreciation                    $12,831,966    $  100,354
                                                     =========      ==========

[2] Security transactions (excluding short-term securities) during the period ended
     June 30, 2003 are as follows:

       Purchases                                    $4,578,637     $  942,414
       Sales                                         4,249,652      1,140,347

STRALEM FUND
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION
(for a share outstanding throughout the period)


                                             Stralem Balanced Fund      Stralem Equity Fund
                                             ---------------------      --------------------

                                             Six Months                 Six Months
                                              Ended      Year Ended       Ended      Year Ended
                                             June 30,   December 31      June 30,   December 31,
                                              2003        2002             2003         2002
                                             --------   -----------     ----------  -------------
                                            (unaudited)                (unaudited)

Net asset value, beginning of period       $  13.13    $   14.27       $ 77.40    $   99.70
                                           --------     --------        -------    ---------

Income from investment operations:
  Net investment income                         .13         .35           .37           .96
  Net gains or (losses) on securities           .80        (1.13)         6.17       (22.33)
                                           --------     --------        -------    ---------

Total from investment (loss)                    .93         (.78)         6.54       (21.37)
                                           --------     --------        -------    ---------

Less distributions:
  Dividends from net investment income           -          (.34)          -           (.93)
  Distributions from capital gains               -          (.02)          -              -
                                           --------     --------        -------    ---------

Total distributions                              -          (.36)          -           (.93)
                                           --------     --------        -------    ---------

Net asset value, end of eriod              $  14.06    $   13.13      $  83.94    $   77.40
                                           ========     ========       =======     =========

Total return                                   7.08%       (5.47)%        8.45%      (21.44)%
Ratios/supplemental data:
  Net assets, end of period (in thousands    $55,850    $ 45,856        $30,896    $  26,509
  Ratio of expenses to average net assets      1.18%**     1.18%          1.85%**      1.79%

  Ratio of net investment income to
    average net assets                          2.11%**    2.30%          1.15%**      1.03%
  Portfolio turnover rate                      18.00%**   19.00%          7.00%**     29.00%



** Annualized


See notes to financial statements                                             12

STRALEM FUND
--------------------------------------------------------------------------------

                                  STRALEM FUND

                                    OFFICERS

                         Philippe E. Baumann, President
                        Philippe Labaune, Vice President
                          Adam Abelson, Vice President
                   Hirschel B. Abelson, Secretary & Treasurer
                  Joann Paccione, Assistant Treasurer/Secretary


                                    Trustees

                               Philippe E. Baumann
                               Kenneth D. Pearlman
                                Michael T. Rubin
                                 Jean Paul Ruff

                               Investment Adviser

                         Stralem & Company, Incorporated
                               645 Madison Avenue
                               New York, NY 10022

                                     Office

                               645 Madison Avenue
                               New York, NY 10022
                            Telephone (212) 888-8123
                               Fax (212) 888-8152







   This report is prepared for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus which describes the Fund's objectives, policies and other important information.

Item 2. CODE OF ETHICS.

      Not Applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      Not Applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not Applicable.

ITEM 8. [Reserved]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940 (17 CPR 270.30a-3 (c) )) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.
(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)  Not Applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Stralem Fund


By (Signature and Title)*   /s/ Philippe E. Baumann
                         -------------------------------
                         Philippe E. Baumann, President
                         (Principal Executive Officer)

Date  August 13, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Hirschel B. Abelson
                         -------------------------------
                         Hirschel B. Abelson
                         (Principal Financial Officer)

Date    August 13, 2003


* Print the name and title of each signing officer under his or her signature.